Loans and Related Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans and Related Allowance for Loan Losses
LOANS AND RELATED ALLOWANCE FOR LOAN LOSSES

6. LOANS AND RELATED ALLOWANCE FOR LOAN LOSSES

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system as of December 31, 2011 and December 31, 2010 (in thousands):

As of December 31, 2011	Pass	Special Mention	Substandard	Doubtful	Total
Commercial, financial and agricultural	$17,657	$671	$1,089	$—	$19,417
Real estate - commercial	48,108	8,898	3,768	—	60,774
Real estate - construction	14,616	1,022	720	1,150	17,508
Real estate - mortgage	161,607	7,513	3,758	3,666	176,544
Obligations of states and political subdivisions	8,780	—	—	—	8,780
Personal	6,640	18	—	—	6,658

Total	$257,408	$18,122	$9,335	$4,816	$289,681

As of December 31, 2010	Pass	Special Mention	Substandard	Doubtful	Total
Commercial, financial and agricultural	$12,557	$5,732	$1,316	$306	$19,911
Real estate - commercial	44,935	6,405	4,365	600	56,305
Real estate - construction	13,067	—	—	189	13,256
Real estate - mortgage	175,209	8,715	5,808	1,226	190,958
Obligations of states and political subdivisions	8,984	—	—	—	8,984
Personal	8,473	211	4	—	8,688

Total	$263,225	$21,063	$11,493	$2,321	$298,102

A summary of the activity in the allowance for loan losses for the last three years (in thousands) is shown below.

	Years Ended December 31,
	2011	2010	2009
Balance of allowance - beginning of period	$2,824	$2,719	$2,610
Loans charged off:
Commercial, financial and agricultural	18	134	47
Real estate - commercial	37	—	32
Real estate - mortgage	205	482	343
Personal	22	38	107

Total charge-offs	282	654	529
Recoveries of loans previously charged off:
Commercial, financial and agricultural	2	—	—
Real estate - mortgage	10	—	—
Personal	13	18	11

Total recoveries	25	18	11

Net charge-offs	257	636	518
Provision for loan losses	364	741	627

Balance of allowance - end of period	$2,931	$2,824	$2,719

Ratio of net charge-offs during period to average loans outstanding	0.09%	0.21%	0.17%

The Company has certain loans in its portfolio that are considered to be impaired. It is the policy of the Company to recognize income on impaired loans that have been transferred to nonaccrual status on a cash basis, only to the extent that it exceeds principal balance recovery. Until an impaired loan is placed on nonaccrual status, income is recognized on the accrual basis. Collateral analysis is performed on each impaired loan at least quarterly and results are used to determine if a specific reserve is necessary to adjust the carrying value of each individual loan down to the estimated fair value. Generally, specific reserves are carried against impaired loans rather than recording partial charge-offs until termination of the credit is scheduled through liquidation of the collateral or foreclosure. Potential charge-offs are recorded when a confirming loss event is considered to have occurred. In the case of liquidation, sales agreements are used to determine the loss. In the case of a foreclosure, professional appraisals of collateral, discounted for expected selling costs, are used to determine the charge-off amount. The following tables summarize information regarding impaired loans by portfolio class as of December 31, 2011 and December 31, 2010 (in thousands):

	As of December 31, 2011			As of December 31, 2010
Impaired loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial, financial and agricultural	$238	$238	$—	$309	$309	$—
Real estate - commercial	2,312	2,312	—	2,395	2,395	—
Real estate - construction	720	720	—	250	250	—
Real estate - mortgage	2,254	2,254	—	2,652	2,652	—

With an allowance recorded:
Real estate - construction	$1,150	$1,150	$343	$900	$900	$235
Real estate - mortgage	2,865	2,865	432	1,237	1,237	335

Total:
Commercial, financial and agricultural	$238	$238	$—	$309	$309	$—
Real estate - commercial	2,312	2,312	—	2,395	2,395	—
Real estate - construction	1,870	1,870	343	1,150	1,150	235
Real estate - mortgage	5,119	5,119	432	3,889	3,889	335

	$9,539	$9,539	$775	$7,743	$7,743	$570

	Years Ended December 31,
	2011	2010	2009
Average recorded investment in impaired loans	$8,642	$7,994	$5,865
Interest income recognized (on a cash basis)	71	54	611

	Year Ended December 31, 2011			Year Ended December 31, 2010
Impaired loans	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
With no related allowance recorded:
Commercial, financial and agricultural	$274	$19	$—	$1,097	$23	$—
Real estate - commercial	2,354	139	10	1,844	123	17
Real estate - construction	485	42	14	550	15	15
Real estate - mortgage	2,453	34	47	2,712	99	6

With an allowance recorded:
Real estate - construction	$1,025	$—	$—	$300	$2	$2
Real estate - mortgage	2,051	65	—	1,491	14	14

Total:
Commercial, financial and agricultural	$274	$19	$—	$1,097	$23	$—
Real estate - commercial	2,354	139	10	1,844	123	17
Real estate - construction	1,510	42	14	850	17	17
Real estate - mortgage	4,504	99	47	4,203	113	20

	$8,642	$299	$71	$7,994	$276	$54

The following table presents nonaccrual loans by classes of the loan portfolio as of December 31, 2011 and December 31, 2010 (in thousands):

Nonaccrual loans:	December 31, 2011	December 31, 2010
Commercial, financial and agricultural	$2	$246
Real estate - commercial	520	478
Real estate - construction	1,497	1,150
Real estate - mortgage	5,928	4,088
Personal	—	2

Total	$7,947	$5,964

Interest income not recorded based on the original contractual terms of the loans for nonaccrual loans was $405,000, $281,000 and $143,000 in 2011, 2010 and 2009, respectively. The aggregate amount of demand deposits that have been reclassified as loan balances at December 31, 2011 and 2010 were $24,000 and $42,000, respectively.

The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following table presents the classes of the loan portfolio summarized by the past due status as of December 31, 2011 and December 31, 2010 (in thousands):

As of December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due greater than 90 Days and Accruing
Commercial, financial and agricultural	$220	$2	$30	$252	$19,165	$19,417	$30
Real estate - commercial	245	466	1,319	2,030	58,744	60,774	799
Real estate - construction	278	32	2,030	2,340	15,168	17,508	533
Real estate - mortgage	2,871	145	7,303	10,319	166,225	176,544	1,375
Obligations of states and political subdivisions				—	8,780	8,780	—
Personal	50	11	6	67	6,591	6,658	6

Total	$3,664	$656	$10,688	$15,008	$274,673	$289,681	$2,743

As of December 31, 2010	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due greater than 90 Days and Accruing
Commercial, financial and agricultural	$293	$272	$228	$793	$19,118	$19,911	$—
Real estate - commercial	1,195	627	720	2,542	53,763	56,305	242
Real estate - construction	20	207	1,150	1,377	11,879	13,256	—
Real estate - mortgage	997	5,150	3,931	10,078	180,880	190,958	757
Obligations of states and political subdivisions	—	—	—	—	8,984	8,984	—
Personal	110	15	10	135	8,553	8,688	8

Total	$2,615	$6,271	$6,039	$14,925	$283,177	$298,102	$1,007

The following tables summarize the activity in the allowance for loan losses by loan class, segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of and for the year ended December 31, 2011 and as of December 31, 2010 (in thousands):

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commerc ial	Real estate - construction	Real estate - mortgage	Personal	Total
Beginning Balance, January 1, 2011	$163	$442	$336	$1,810	$73	$2,824
Charge-offs	(18)	(37)	—	(205)	(22)	(282)
Recoveries	2			10	13	25
Provisions	48	50	106	156	4	364

Ending balance	$195	$455	$442	$1,771	$68	$2,931

As of December 31, 2011	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$195	$455	$442	$1,771	$—	$68	$2,931

Ending balance: individually evaluated for impairment	$—		$343	$432	$—	$—	$775
Ending balance: collectively evaluted for impairment	$195	$455	$99	$1,339	$—	$68	$2,156

Loans, net of unearned interest: Ending balance	$19,417	$60,774	$17,508	$176,544	$8,780	$6,658	$289,681

Ending balance: individually evaluated for impairment	$238	$2,312	$1,870	$5,119	$—	$—	$9,539
Ending balance: collectively evaluated for impairment	$19,179	$58,462	$15,638	$171,425	$8,780	$6,658	$280,142

As of December 31, 2010	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$163	$442	$336	$1,810	$—	$73	$2,824

Ending balance: individually evaluated for impairment	$—	$—	$235	$335	$—	$—	$570
Ending balance: collectively evaluted for impairment	$163	$442	$101	$1,475	$—	$73	$2,254

Loans, net of unearned interest:
Ending balance	$19,911	$56,305	$13,256	$190,958	$8,984	$8,688	$298,102

Ending balance: individually evaluted for impairment	$309	$2,395	$1,150	$3,889	$—	$—	$7,743
Ending balance: collectively evaluated for impairment	$19,602	$53,910	$12,106	$187,069	$8,984	$8,688	$290,359

As a result of adopting the amendments in ASU No. 2011-02, the Company reassessed all restructurings that occurred on or after January 1, 2011 for identification as troubled debt restructurings. The Company identified no loans for which the allowance for loan losses had previously been measured under a general allowance for credit losses methodology that are now considered troubled debt restructurings in accordance with ASU No. 2011-02, and as such, there are no retroactive disclosures required.